Share Capital - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Aug. 31, 2020 Share $ / shares	Aug. 31, 2019 Share	Aug. 31, 2018 Share	Aug. 31, 2017 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	13,545,000	9,396,250	11,345,000	10,335,000
Number of Options Exercisable	5,416,250	6,147,500	7,816,250
Exercise Price Range 1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	300,000
Number of Options Exercisable	300,000
Weighted average remaining contractual life of outstanding share options	9 months 18 days
Exercise Price Range 1 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price Of Outstanding Share Options 2019 | $ / shares	$ 0.25
Exercise Price Range 1 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price Of Outstanding Share Options 2019 | $ / shares	$ 0.25
Exercise Price Range 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	90,000
Number of Options Exercisable	67,500
Weighted average remaining contractual life of outstanding share options	1 year
Exercise Price Range 2 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price Of Outstanding Share Options 2019 | $ / shares	$ 0.20
Exercise Price Range 2 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price Of Outstanding Share Options 2019 | $ / shares	$ 0.24
Exercise Price Range 3 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	880,000
Number of Options Exercisable	697,500
Weighted average remaining contractual life of outstanding share options	1 year 6 months
Exercise Price Range 3 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price Of Outstanding Share Options 2019 | $ / shares	$ 0.15
Exercise Price Range 3 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price Of Outstanding Share Options 2019 | $ / shares	$ 0.19
Exercise Price Range 4 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	2,715,000
Number of Options Exercisable	2,075,000
Weighted average remaining contractual life of outstanding share options	1 year 8 months 12 days
Exercise Price Range 4 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price Of Outstanding Share Options 2019 | $ / shares	$ 0.11
Exercise Price Range 4 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price Of Outstanding Share Options 2019 | $ / shares	$ 0.14
Exercise Price Range 5 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options Outstanding	9,560,000
Number of Options Exercisable	2,276,250
Weighted average remaining contractual life of outstanding share options	3 years 3 months 18 days
Exercise Price Range 5 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price Of Outstanding Share Options 2019 | $ / shares	$ 0.08
Exercise Price Range 5 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price Of Outstanding Share Options 2019 | $ / shares	$ 0.10